Leasing (Tables)	12 Months Ended
Dec. 31, 2023
Leasing
Schedule of Discount Rates

The discount rates were obtained based on incremental borrowing rate, as follows:

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Contracts entered – 2022 (1)
Up to five years	6.48	0.53
Six to ten years	6.59	0.54
Eleven to fifteen years	6.64	0.54
Sixteen to thirty years	6.65	0.54

Contracts entered – 2023 (1)
Up to seven years	6.82	0.55
Eight to nine years	6.90	0.56
Ten to twelve years	6.99	0.57
Thirteen to twenty-two years	7.19	0.58

(1)
Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

Schedule of Right of Use Asset

Changes in the right of use asset are as follows:

	Real estate property	Vehicles	Total
Balances at December 31, 2021	192	34	226
Amortization (1)	(14)	(40)	(54)
Right of use acquired in a business combination	5	-	5
Disposals (contracts terminated)	(9)	(1)	(10)
Addition	24	117	141
Remeasurement (2)	16	5	21

Balances at December 31, 2022	214	115	329

Amortization (1)	(12)	(37)	(49)
Business combination adjustment	8	-	8
Disposals (contracts terminated)	(8)	(5)	(13)
Addition	31	24	55
Remeasurement (2)	13	55	68

Balances at December 31, 2023	246	152	398

(1)
Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.719 in 2023 (R$0.641 in 2022).
(2)
The Company have identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.

Schedule of Lease Liabilities

The changes in the lease liabilities are as follows:

Balances at December 31, 2021	244

Addition	141
Lease obligation arising from business combination	5
Accrued interest	29
Payment of principal portion of lease liability	(66)
Payment of interest	(4)
Disposals (contracts terminated)	(16)
Remeasurement (2)	21
Balances at December 31, 2022	354

Addition	55
Lease obligation arising from business combination	3
Accrued interest (1)	38
Payment of principal portion of lease liability	(67)
Payment of interest	(5)
Disposals (contracts terminated)	(13)
Remeasurement (2)	68
Balances at December 31, 2023	433

Current liabilities	79
Non-current liabilities	354

(1)
Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$2 in 2023 (R$2 on December 31, 2022).
(2)
The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Schedule of Embedded Leasing Consideration

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	888	433
Potential PIS/Pasep and Cofins (9.25%)	59	21

Schedule of Maturity of Lease Contracts

The cash flows of the leasing contracts are, in their majority, updated by the IPCA inflation index, annually. Below is an analysis of maturity of lease contracts:

2024	80
2025	90
2026	79
2027	67
2028	34
2029 at 2048	538

Undiscounted values	888

Embedded interest	(455)

Lease liabilities	433